Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value EUR 0.025 per share
Amount Registered | shares	52,549,158
Maximum Aggregate Offering Price	$ 1,104,057,809.58
Amount of Registration Fee	$ 152,470.38
Rule 457(f)	true
Amount of Securities Received | shares	52,549,158
Value of Securities Received, Per Share	21.01
Value of Securities Received	$ 1,104,057,809.58
Fee Note MAOP	$ 1,104,057,809.58
Offering Note	(1) Such fees were previously paid in connection with the Registration Statement on Form S-4 of Criteo S.A. filed on November 3, 2025 (the "Registration Statement"). (2) The securities registered are ordinary shares, nominal value EUR 0.025 per share, of Criteo S.A. following its conversion (the "Conversion") from a French public limited company ("French Criteo"), without being dissolved, wound up or placed into liquidation, into a public limited liability company (societe anonyme) governed by the laws of the Grand Duchy of Luxembourg ("Lux Criteo"). Pursuant to the Conversion, each ordinary share of French Criteo, including shares represented by American Depositary Shares ("ADSs"), will be converted into one ordinary share of Lux Criteo. (3) Estimated in accordance with Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the ADSs (each of which represents one ordinary share of French Criteo) on the Nasdaq Global Select Market on October 27, 2025 (such date being within 5 business days prior to the date of filing the Registration Statement and resulting in a higher price than would have resulted by using a date within 5 business days prior to the date of filing Post-Effective Amendment No. 1 to the Registration Statement).